Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

Supplemental cash flows and non-cash transactions consists of the following (in thousands):

	Years Ended December 31,
	2016	2015	2014
Supplemental cash flow information
Interest payments, net of capitalized interest	$22,303	$16,540	$13,905
Cash paid for taxes	530	450	108
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment purchases	$8,533	$(21,841)	$35,018
Contributions from general partner	7,500	4,350	—
Acquisitions partially funded by the issuance of common units	—	3,442	414,396
Assets acquired under capital lease	139	—	177
Issuance of Series C Units and Warrant in connection with the Emerald Transactions	120,000	—	—
Accrued cash distributions on convertible preferred units	7,103	—	—
Paid-in-kind distributions on convertible preferred units	14,446	16,978	13,154
Paid-in-kind distributions on Series B Units	—	1,373	2,220
Paid-in-kind distributions on JPE Series D units	—	—	2,436
Cancellation of escrow units	6,817	—	—
Additional Blackwater acquisition consideration	5,000	—	—